OTHER RECEIVABLES AND PREPAYMENTS (Details1) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Balance	$ 0
Adjustment upon application of IFRS 9	70
Change in loss allowance due to new trade receivables originated, net of those derecognised due to settlement	0
Amount written off	(70)
Balance	$ 0